FRANKLIN BSP LENDING FUND

SUB-ADVISORY AGREEMENT

AGREEMENT made as of the ___ day of ________, 2025, by and between FRANKLIN

TEMPLETON FUND ADVISER, LLC (the “Manager”), and BENEFIT STREET PARTNERS L.L.C. (the “Sub-Adviser”).

WHEREAS, the Manager has been retained by Franklin BSP Lending Fund (the “Fund”), a Delaware statutory trust registered as a closed-end management investment company operating as an interval fund under the Investment Company Act of 1940, as amended (the “1940 Act”), to provide investment advisory and management services to the Fund;

WHEREAS, the Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”); and

WHEREAS, the Manager wishes to engage the Sub-Adviser to provide certain investment advisory services to the Fund and the Sub-Adviser is willing to furnish such services on the terms and conditions hereinafter set forth.

NOW, THEREFORE, in consideration of the mutual promises and covenants hereinafter set forth, it is agreed by and between the parties, as follows:

1.General Provision.

In accordance with and subject to the Management Agreement between the Fund and the Manager (the “Management Agreement”), the Manager hereby appoints the Sub-Adviser and the Sub-Adviser hereby undertakes to act as a sub-investment adviser of the Fund and to perform for the Fund such other duties and functions as are hereinafter set forth. The Sub-Adviser shall, in all matters, give to the Fund and its Board of Trustees (the “Board” and each trustee of the Fund, a “Trustee” and collectively, the “Trustees”) the benefit of its judgment, effort, advice and recommendations and shall, at all times conform to, and use its best efforts to enable the Fund to conform to: (a) the provisions of the 1940 Act and any rules or regulations thereunder; (b) any other applicable provisions of state or federal law; (c) the provisions of the declaration of Trust (“Declaration of Trust”) and by-laws (“By-Laws”) of the Fund as amended from time to time; (d) policies and determinations of the Board; (e) the fundamental policies and investment restrictions of the Fund as reflected in its registration statement under the 1940 Act or as such policies may, from time to time, be amended by the Fund's shareholders; and (f) each of the prospectus and the statement of additional information of the Fund in effect from time to time. The appropriate officers and employees of the Sub-Adviser shall be available upon reasonable notice for consultation with any of the Trustees and officers of the Fund with respect to any matters dealing with the business and affairs of the Fund.

2.Investment Management.

(a)For such portion of the Fund’s assets allocated by the Manager to the Sub-Adviser (the “Allocated Assets”), the Sub-Adviser shall, subject to the oversight of the Board and the

Manager, determine the composition of the Allocated Assets of the Fund, the nature and timing of the changes therein and the manner of implementing such changes;

(i)identify, evaluate and negotiate the structure of the investments made by the Fund;

(ii)execute, monitor and service the Fund investments;

(iii)determine the securities and other assets that the Fund shall purchase, retain, or sell;

(iv)perform due diligence on prospective portfolio companies; and

(v)provide the Fund with such other investment advisory, research and related services as the Fund may, from time to time, reasonably require for the investment of its funds.

(b)Provided that the Manager shall not be required to pay any compensation other than as provided by the terms of this Agreement and subject to the provisions of Section 6(c) hereof, the Sub-Adviser may obtain investment information, research or assistance from any other person, firm or corporation to supplement, update or otherwise improve its investment management services.

(c)With respect to the Allocated Assets, the Sub-Adviser shall have the authority to (i) enter into, on behalf of the Fund and as its adviser and/or agent in fact, (A) any agreement, and any supporting documentation, with any futures commission merchant registered with the U.S. Commodity Futures Trading Commission to provide execution and clearing services for exchange- traded commodity futures contracts, options on futures contracts and cleared swaps for the Fund and (B) futures (including security futures) contracts, forward foreign currency exchange contracts, options on securities (listed and over-the-counter), options on indices (listed and over-the-counter), options on foreign currency and other foreign currency transactions, swap transactions (cleared or un-cleared) (including, without limitation, interest rate, credit default, total return, and related types of swap and notional rate agreements), options on swap transactions, forward rate agreements, TBA transactions and other transactions involving the forward purchase or sale of securities, repurchase and reverse repurchase transactions, buy/sell back transactions and other similar types of investment contracts or transactions, and any agreements, instruments or documentation governing any of the foregoing (including, without limitation, brokerage agreements, execution agreements, ISDA master agreements, master securities forward transactions agreements, master repurchase agreements, master securities lending agreements, security or collateral agreements, control agreements and any other agreements, instruments or documents similar or incidental to the foregoing that currently are, or in the future become, customary or necessary with respect to the documentation of any of the foregoing, and any schedules and annexes to the aforementioned agreements, instruments and documents, and any releases, consents, waivers, amendments, elections or confirmations to any of the aforementioned agreements, instruments and documents (collectively, “Investment Instruments”), (ii) pledge and deliver cash, securities, commodities or other assets of the Fund as collateral security in connection with any Investment Instrument, (iii) arrange financings and borrowing facilities for the Fund, and (iv) otherwise act on behalf of the

Fund in connection with the exercise of any rights or the satisfaction of any obligations and liabilities of the Fund under any Investment Instruments or other agreement or documentation.

(d)Provided that nothing herein shall be deemed to protect the Sub-Adviser from its willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Sub-Adviser , each of its affiliates and all respective partners, members, directors, officers, trustees and employees and each person, if any, who within the meaning of Section 15 of the Securities Act of 1933, as amended (the “1933 Act”), controls, is controlled by or is under common control with the Sub-Adviser (“Control Persons”) shall not be liable for any error of judgment or mistake of law and shall not be subject to any expenses or liability to the Fund or any of the Fund’s shareholders, in connection with the matters to which this Agreement relates.

(e)The Fund shall indemnify and hold harmless the Sub-Adviser and each of its Control Persons (collectively, the “Indemnified Parties”) against any and all losses, claims, damages, liabilities or litigation (including, without limitation, reasonable attorneys’ fees and other expenses), to which such persons may become subject under the 1940 Act, the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Advisers Act, the Commodity Exchange Act, as amended, or any other statute, law, rule or regulation, arising out of or otherwise based upon the performance of any of the Sub-Adviser’s duties or obligations under this Agreement or otherwise as an investment adviser of the Fund. Notwithstanding the foregoing provisions of this Section 2(e), nothing contained herein shall protect or be deemed to protect the Indemnified Parties against or entitle or be deemed to entitle the Indemnified Parties to indemnification in respect of, any liability to the Fund or its security holders to which the Indemnified Parties would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of any Indemnified Party’s duties or by reason of the reckless disregard of the Sub- Adviser’s duties and obligations under this Agreement (as the same shall be determined in accordance with the 1940 Act and any interpretations or guidance by the Securities and Exchange Commission or its staff thereunder). The parties agree that each Indemnified Party shall be a third- party beneficiary of the terms of this subparagraph (e).

(f)Nothing in this Agreement shall prevent the Sub-Adviser or any officer thereof from acting as investment adviser for any other person, firm or corporation and, subject to applicable law, shall not in any way limit or restrict the Sub-Adviser or any of its directors, officers or employees from buying, selling or trading any securities or other instruments for its own account or for the account of others for whom it or they may be acting, provided that such activities will not adversely affect or otherwise impair the performance by the Sub-Adviser of its duties and obligations under this Agreement and under the Advisers Act.

3.Other Duties of the Sub-Adviser.

(a)The Sub-Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary or useful to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Sub-Adviser shall be deemed to include persons employed or otherwise retained by the Sub-Adviser to furnish statistical and other factual data, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Sub-Adviser may desire.

(b)The Sub-Adviser shall also furnish such reports, evaluations, information or analyses to the Board, the officers of the Fund and the Manager as the they may request from time to time or as the Sub-Adviser may deem to be desirable. The Sub-Adviser shall make recommendations to the Board with respect to Fund policies, and shall carry out such policies as are adopted by the Trustees. The Sub-Adviser shall, subject to review by the Board, furnish such other services as the Sub-Adviser shall from time to time determine to be necessary or useful to perform its obligations under this Agreement.

(c)The Fund will, from time to time, furnish or otherwise make available to the Sub- Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Fund as the Sub-Adviser may reasonably require in order to discharge its duties and obligations hereunder. The Sub-Adviser shall, as agent, for the Fund, maintain the Fund’s records required in connection with the performance of its obligations under this Agreement and required to be maintained under the 1940 Act. All such records so maintained shall be the property of the Fund and, upon request therefore, the Sub-Adviser shall surrender to the Fund such of the records so requested; provided that the Sub-Adviser may, at its own expense, make and retain copies of any such records.

(d)The Sub-Adviser shall bear the cost of rendering the investment advisory and supervisory services to be performed by it under this Agreement, and shall, at its own expense, pay the compensation of the officers and employees, if any, of the Fund who are also directors, officers or employees of the Sub-Adviser.

4.Expenses.

All investment professionals of the Sub-Adviser and its staff, when and to the extent engaged in providing investment advisory services hereunder, and the compensation and routine overhead expenses of such personnel allocable to such services, will be provided and paid for by the Sub-Adviser and not by the Fund or the Manager, except as otherwise permitted within the prospectus or herein. The Fund will bear all other expenses to be incurred in its operation (including to the extent such operations are performed by the Sub-Adviser or its affiliates), including, without limitation: (i) advisory fees; (ii) distribution fees; (iii) fees for administrative services (iv) servicing fees; (v) interest; (vi) taxes; (vii) governmental fees; (viii) voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (ix) organization costs of the Fund; (x) the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s securities and other investments and any losses in connection therewith; (xi) fees and expenses of custodians, transfer agents, financial intermediaries, registrars, independent pricing vendors or other agents;

(xii)acquisition or disposition fees; (xiii) professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants and other experts; (xiv) fees and expenses relating to software tools, programs or other technology (including risk management software, fees to risk management services providers, third-party software licensing, implementation, data management and recovery services and custom development costs); (xv) research and market data (including news and quotation equipment and services, and any computer hardware and connectivity hardware (e.g., telephone and fiber optic lines) incorporated into the cost of obtaining such research and market data); (xvi) taxes; (xvii) legal expenses (including in connection with investment activities); (xviii) loan commitment fees; (xix) expenses relating to share certificates; (xx) expenses relating to the issuing and redemption or repurchase of the Fund’s shares and servicing shareholder accounts; (xxi) any costs associated with the Fund’s share repurchase program; (xxii) any costs and expenses associated with or related to due diligence performed with respect to the Fund’s offering of its shares, including but not limited to costs associated with or related to due diligence activities performed by, on behalf of, or for the benefit of broker-dealers, registered investment advisers, and third-party due diligence providers expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law;

(xxiii)expenses of preparing, setting in print, printing, mailing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders; (xxiv) costs of stationery; (xxv) website costs;

(xxvi)fees and expenses of Trustees not also serving in an officer capacity for the Fund or the Sub- Adviser; (xxvii) costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund; (xxviii) Board fees; (xxix) audit fees; (xxx) travel expenses of officers, members of the Board and employees of the Fund, if any; (xxxi) costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with the Sarbanes-Oxley Act of 2002; (xxxii) the Fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Fund and its officers, Board members and employees; and (xxxiii) litigation, arbitration, mediation, or government investigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify the Fund’s Board members and officers with respect thereto; expenses of the administration of the Fund, including negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; compliance, fund accounting, regulatory reporting, and tax reporting services; expenses related to the engagement of any third-party professionals, consultants, experts or specialists hired to perform work in respect of the Fund; all other expenses incurred by the Fund in connection with administering the Fund’s business, including the Fund’s allocable portion of the cost of the Fund’s chief compliance officer, treasurer, secretary, investor relations personnel and their respective staffs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Fund is a party and legal obligations that the Fund may have to indemnify the Fund’s trustees, officers and/or employees or agents with respect to these actions, suits or proceedings. It also is understood that if the Sub-Adviser or any of its affiliates provide accounting services to the Fund, the Fund will reimburse the Sub-Adviser and its affiliates for their costs in providing such accounting services to the Fund.

For the avoidance of doubt, it also is understood and agreed that if persons associated with the Sub-Adviser or any of its affiliates, including persons who are officers of the Fund, provide accounting, legal, clerical, compliance or administrative services to the Fund at the request of the Fund, the Fund may reimburse the Sub-Adviser and its affiliates for their costs in providing such accounting, legal, clerical, compliance or administrative services to the Fund (which costs may include an allocation of overhead including rent and the allocable portion of the salaries and benefits of the relevant persons and their respective staffs, including travel expenses). Nothing contained herein shall be construed to restrict the Fund’s right to hire its own employees or to contract for services to be performed by third parties.

5.Compensation of the Advisor.

The Manager agrees to pay the Sub-Adviser and the Sub-Adviser agrees to accept as full compensation for the performance of all functions and duties on its part to be performed pursuant to the provisions hereof, out of the advisory fee it receives with respect to the Fund, and only to the extent thereof, as promptly as possible after receipt of such advisory fee payment, the fees set forth on Exhibit A. If this Agreement expires or is terminated, the Sub-Adviser shall be entitled to receive all amounts (including any accrued by unreimbursed expenses) payable to it and not yet paid pursuant to this Section.

6.Portfolio Transactions and Brokerage.

(a)The Sub-Adviser is authorized, subject to the supervision and oversight of the Board and the Manager, to establish and maintain accounts on behalf of the Fund with, and place orders for the purchase and sale of the Fund’s portfolio securities or other investments with or through, such persons, brokers or dealers, futures commission merchants or other counterparties (“brokers”) as the Sub-Adviser may elect and negotiate commissions to be paid on such transactions; provided, however, that a broker affiliated with the Sub-Adviser shall be used only in transactions permissible under applicable laws, rules and regulations, including, without limitation, the 1940 Act and the Advisers Act and the rules and regulations promulgated thereunder, as well as permitted by the policies adopted by the Fund. The Sub-Adviser, upon reasonable request of the Board or the Manager, shall promptly provide the Board or the Manager with copies of all agreements regarding brokerage arrangements related to the Fund.

(b)The Sub-Adviser shall enter into transactions and place orders for the purchase and sale of portfolio investments for the Fund’s account with brokers, dealers and/or other counterparties selected by the Sub-Adviser. In the selection of such brokers, dealers and/or other counterparties and the entering into of such transactions and placing of such orders, the Sub- Adviser shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services, as provided below. In using its reasonable efforts to obtain for the Fund the most favorable price and execution available, the Sub-Adviser, bearing in mind the best interests of the Fund at all times, shall consider all factors it deems relevant, including, without limitation, price, the size of the transaction, the breadth and nature of the market for the security, the difficulty of the execution, the amount of the commission, if any, the timing of the transaction, market prices and trends, the reputation, experience and financial stability of the broker, dealer or counterparty involved and the quality of service rendered by the broker or dealer in other transactions. Subject to such policies as the Board may determine, or as may be mutually agreed to by the Sub-Adviser and the Board, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage and research services (within the meaning of Section 28(e) of the 1934 Act, and any Commission guidance issued thereunder) to the Sub-Adviser an amount of commission for effecting an investment transaction in the Fund that is in excess of the amount of commission or spread that another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission or spread was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or the overall responsibility of the Sub-Adviser with respect to the accounts for which it exercises investment discretion (as such term is defined in Section 3(a)(35) of the 1934 Act). It is recognized that the services provided by such brokers and dealers may be useful to the Sub-Adviser in connection with the Sub-Adviser’s services to other clients. The Sub-Adviser is responsible for obtaining a completed Form W-9 from any broker it selects to place orders for the Fund, and responsible for providing such to the Fund.

(c)On an ongoing basis, but not less often than annually, the Sub-Adviser shall review a written report prepared by the Fund’s Chief Compliance Officer, summarizing the considerations used for selecting brokers, dealers and other counterparties, if any, in the Sub-Adviser’s purchases and sales of portfolio investments and analysis regarding “best execution,” taking into account the Sub-Adviser’s best execution policy (provided that the Sub-Adviser shall not be required to weigh any particular factor on an equal basis), as well as any “soft dollar” or similar arrangements that the Sub-Adviser maintains with brokers or dealers that execute transactions for the Fund, and of all research and other services provided to the Sub-Adviser by a broker or dealer (whether prepared by such broker or dealer or by a third party) as a result, in whole or in part, of the direction of transactions for the Fund by the Sub-Adviser to the broker or dealer.

(d)On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other clients of the Sub-Adviser, the Sub-Adviser, to the extent permitted by applicable laws and regulations (including, without limitation, any applicable exemptive orders or Commission guidance) and subject to the trade allocation procedures approved by the Board, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions or spreads and efficient execution. In such event, allocation of securities so sold or purchased, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in accordance with the approved procedures.

(e)The Sub-Adviser shall render reports to the Board or the Manager as requested regarding commissions generated as a result of trades executed by the Sub-Adviser for the Fund, as well as information regarding third-party services, if any, received by the Sub-Adviser as a result of trading activity relating to the Fund with brokers and dealers.

7.Duration.

This Agreement will take effect with respect to the Fund on the date set forth in Exhibit A. Unless earlier terminated pursuant to Section 8 hereof, this Agreement shall remain in effect until two years from the date of execution hereof, and thereafter will continue in effect from year to year, so long as such continuance shall be approved at least annually by the Board, including, without limitation, the vote of the majority of the Trustees who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval, or by the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund and by such a vote of the Board.

8.Termination.

This Agreement is terminable with respect to the Fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund, in each case on not more than sixty (60) calendar days’ nor less than thirty (30) calendar days’ written notice to the Sub-Adviser, or by the Sub-Adviser upon not less than ninety (90) calendar days’ written notice to the Manager, and will be terminated upon the mutual written consent of the Manager and the Sub-Adviser.

9.Assignment or Amendment.

This Agreement may not be amended without the affirmative vote of the Board, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purposes of voting on such approval and, where required by the 1940 Act, by a vote or written consent of a “majority” of the outstanding voting securities of the Fund, and shall automatically and immediately terminate in the event of its “assignment,” as defined in the 1940 Act.

10.Disclaimer of Shareholder Liability.

The Sub-Adviser understands that the obligations of the Manager under this Agreement are not binding upon any Trustee or shareholder of the Fund personally, but bind only the Fund and the Fund’s property. The Sub-Adviser represents that it has notice of the provisions of the Declaration of Trust of the Fund disclaiming shareholder liability for acts or obligations of the Fund.

11.Definitions.

The terms and provisions of this Agreement shall be interpreted and defined in a manner consistent with the provisions and definitions of the 1940 Act.

12.Counterparts

This Agreement may be executed in several counterparts, each of which shall be deemed to be an original, and all such counterparts taken altogether shall constitute one and the same Agreement. Counterparts may be executed in either original or electronically transmitted form (e.g., faxes or emailed portable document format (PDF) form), and the parties hereby adopt as original any signatures received via electronically transmitted form.

13.Governing Law, Jurisdiction, etc.

This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of New York without regard to conflicts of laws principles. Any legal suit, action or proceeding related to, arising out of or concerning this Agreement shall be brought only in the U.S. District Court for the Southern District of New York, or if such action may not be brought in that court, then such action shall be brought in the Supreme Court of the State of New York sitting in New York County (including its appellate division) (the “Designated Courts”). Each party (a) consents to jurisdiction in the Designated Courts, (b) waives any objection to venue in either Designated Court, and (c) waives any objection that either Designated Court is an inconvenient forum. For any action commenced in the Supreme Court of the State of New York, application shall be submitted to the Commercial Division.

14.Severability.

If any provision of this Agreement shall be held or made invalid by a court decision or applicable law, the remainder of the Agreement shall not be affected adversely and shall remain in full force and effect.

15.Entire Agreement.

This Agreement contains the entire understanding and agreement of the parties with respect to the subject matter hereof. Each party shall perform such further actions and execute such further documents as are necessary to effectuate the purpose of this Agreement.

16.Survival.

The provisions of Sections 2(e), 2(f), 5, 6, 10, 13 and 16 of this Agreement shall survive termination of this Agreement.

[signature page to follow]

Docusign Envelope ID: A22AB253-C488-45F6-A018-844979601AFD

FRANKLIN TEMPLETON FUND ADVISER,

LLC

By: /s/Jane Trust

Name: Jane Trust

Title: President and Principal Executive Officer

BENEFIT STREET PARTNERS L.L.C.

By: /s/Bryan Martoken

Name: Bryan Martoken

Title: Chief Financial Officer

[Signature Page to the Sub-Advisory Agreement of Franklin BSP Lending Fund]

EXHIBIT A TO

SUB-ADVISORY AGREEMENT

Effective Date:

The date the Fund commences investment operations following the time its registration statement is declared effective.

Advisory Fee:

70% of the advisory fee paid to the Manager, net of fee waivers and expense reimbursements, on the Allocated Assets, payable quarterly in arrears.